Additional Financial Statement Information - Schedule of Finance Costs, net and Other Financial Income (Expense) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Interest expense	$ (3)	$ (1,588)
Redeemable Series X preferred stock dividends	0	(97)
Other finance costs	(65)	(70)
Interest income	1,150	149
Total	$ 1,082	$ (1,606)